Financial Risk Management Activities - Environmental Obligations (Details) R in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of other provisions [line items]
Financial assets	$ 138.0			$ 130.0	$ 92.0
Cash component of bond	18.0			$ 23.0	$ 21.0
Environmental obligations | South Africa
Disclosure of other provisions [line items]
Financial assets | R		R 1,390
Bond guarantees issued by banks | R		1,520
Carrying value of liability | R		R 1,150
Environmental obligations | Australia
Disclosure of other provisions [line items]
Carrying value of liability			$ 113.2
Annual payment to trust fund			$ 4.0
Environmental obligations | Ghana | Iduapriem
Disclosure of other provisions [line items]
Bond guarantees issued by banks	35.9
Carrying value of liability	44.3
Cash component of bond	9.8
Environmental obligations | Ghana | Obuasi
Disclosure of other provisions [line items]
Bond guarantees issued by banks	30.0
Carrying value of liability	211.0
Cash component of bond	$ 20.3